FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  March 31, 2007

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY            May 15, 2007
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:   $ 1,701,290  (thousands)

List of Other Included Managers:          None


                                             FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                       Column 2   Column 3   Column 4       Column 5         Column 6    Column 7         Column 8

                                   Title of    CUSIP      Value    Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                    Class               (x$1000)   Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
CRANE CO                          COM         224399105     26,273      650,000 SH         Sole                   650,000
DEL MONTE FOODS CO                COM         24522P103    154,980   13,500,000 SH         Sole                13,500,000
DONNELLEY RR & SONS CO            COM         257867101    402,618   11,003,500 SH         Sole                11,003,500
EATON CORP                        COM         278058102    242,324    2,900,000 SH         Sole                 2,900,000
FMC TECHNOLOGIES INC              COM         30249U101     17,810      255,300 SH         Sole                   255,300
GARDNER DENVER INC                COM         365558105     13,940      400,000 SH         Sole                   400,000
GOODRICH CORP                     COM         382388106    213,096    4,139,400 SH         Sole                 4,139,400
JOY GLOBAL INC                    COM         481165108    253,110    5,900,000 SH         Sole                 5,900,000
KENNAMETAL INC                    COM         489170100     38,294      566,400 SH         Sole                   566,400
LADISH INC                        COM         505754200     15,056      400,000 SH         Sole                   400,000
OIL STS INTL INC                  COM         678026105     14,441      450,000 SH         Sole                   450,000
OSHKOSH TRUCK CORP                COM         688239201     39,750      750,000 SH         Sole                   750,000
OWENS ILL INC                     COM         690768403     25,770    1,000,000 SH         Sole                 1,000,000
SMITH INTL INC                    COM         832110100    141,507    2,945,000 SH         Sole                 2,945,000
TEREX CORP                        COM         880779103     28,704      400,000 SH         Sole                   400,000
TIMKEN CO                         COM         887389104     21,217      700,000 SH         Sole                   700,000
TRINITY INDUSTRIES, INC           COM         896522109     52,400    1,250,000 SH         Sole                 1,250,000